Business combinations - Assets held for sale and discontinued operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets held for sale and discontinued operations
Loans	€ 1,664	€ 1,832	€ 1,768
Loss from discontinued operations, net of tax	€ (751)